CAPITAL STOCK AND RESERVES - Private placements (Details) - CAD ($)																12 Months Ended
	Dec. 22, 2022	Dec. 16, 2022	Nov. 16, 2022	Sep. 23, 2022	Jun. 01, 2022	Dec. 23, 2021	Nov. 05, 2021	Sep. 17, 2021	Aug. 27, 2021	Jul. 19, 2021	May 17, 2021	Apr. 16, 2021	Apr. 12, 2021	Mar. 31, 2021	Mar. 08, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Total cost of issuing shares																$ 2,753,000	$ 3,225,000
Acquisition of QuestEx Gold & Copper Ltd. (shares)					1,058,597
Investments												$ 5,000,000
Number of investment rights issued												399,285
Investment price												$ 12.52
Number of common share exercisable by each warrant												1
Number of rights converted										199,642						119,785
Rights converted shares issued										199,642						119,785
Rights converted shares issued amount										$ 2,500,000
Milestone 1 achievement or April 16, 2022
Disclosure of classes of share capital [line items]
Number of rights vested												119,785
Milestone 2 achievement or April 16, 2022
Disclosure of classes of share capital [line items]
Number of rights vested												119,785
Milestone 3 achievement or April 16, 2022
Disclosure of classes of share capital [line items]
Number of rights vested												79,857
Milestone 4 achievement or April 16, 2024
Disclosure of classes of share capital [line items]
Number of rights vested												79,858
Private placement
Disclosure of classes of share capital [line items]
Gross proceeds	$ 3,040,000	$ 10,000,000	$ 5,000,000	$ 34,500,000							$ 57,500,000					$ 52,540,000	131,960,000
Number of common shares issued	283,286	1,000,000		5,702,479							4,637,097
Share price	$ 10.73	$ 10.00		$ 6.05							$ 12.40
Total cost of issuing shares																$ 2,753,000	$ 3,225,000
Flow through shares
Disclosure of classes of share capital [line items]
Number of common shares issued						1,471,739	621,119		285,268				237,901	250,000	709,497
Share price						$ 21.00	$ 16.10		$ 17.53				$ 18.00	$ 18.00	$ 18.00
British Columbia super flow through shares
Disclosure of classes of share capital [line items]
Number of common shares issued			250,784					346,364
Share price			$ 7.975
National flow through shares
Disclosure of classes of share capital [line items]
Number of common shares issued			333,334
Share price			$ 9.00					$ 20.21
Non-brokered private placement
Disclosure of classes of share capital [line items]
Gross proceeds						$ 30,907,000	$ 10,000,000	$ 7,000,000	$ 5,000,000				$ 4,282,000	$ 4,500,000	$ 12,771,000